RED CEDAR SHORT TERM BOND FUND
SCHEDULE OF INVESTMENTS
July 31, 2021 (Unaudited)

U.S. GOVERNMENT & AGENCIES - 7.8%	Coupon	Maturity	Par Value	Value
U.S. Treasury Obligations - 7.8%
U.S. Treasury Notes	0.375%	04/15/24	$ 3,365,000	$ 3,371,704
U.S. Treasury Notes	0.250%	05/15/24	5,820,000	5,809,087
Total U.S. Government & Agencies (Cost $9,160,044)				$ 9,180,791

MUNICIPAL BONDS - 0.5%	Coupon	Maturity	Par Value	Value
County of Denton Texas, Series 2020-A	0.444%	01/15/23	$ 500,000	$ 501,201
Dallas/Fort Worth International Airport, Texas, Series 2020-C	1.041%	11/01/23	100,000	101,369
Total Municipal Bonds (Cost $600,000)				$ 602,570

ASSET BACKED SECURITIES - 18.4%	Coupon	Maturity	Par Value	Value
Affirm, Inc., 144A, Series 2021-B, Class A (a)	1.030%	08/15/26	$ 565,000	$ 565,146
American Homes 4 Rent Trust, 144A, Series 2015-SFR2, Class A	3.732%	10/18/52	539,677	578,344
Amur Equipment Finance Receivables IX, LLC, 144A, Series 2021-1, Class A-2	0.750%	11/20/26	1,140,000	1,141,104
Aqua Finance Trust, Series 2020-A, Class A	1.900%	07/17/46	946,481	957,971
Carvana Auto Receivable Trust, Series 2021-N2, Class A-2 (a)	0.970%	03/10/28	1,000,000	1,006,005
CF Hippolyta Issuer, LLC, 144A, Series 2021-1A, Class A-1	1.530%	03/15/61	463,595	471,134
FIC Funding, LLC, 144A, Series 2021-1, Class A	1.130%	04/15/33	705,064	706,516
Foundation Financial Trust, 144A, Series 2017-1, Class A	3.300%	07/15/33	448,711	454,878
Foundation Financial Trust, 144A, Series 2021-1, Class A	1.270%	05/15/41	1,072,460	1,075,736
Foursight Capital Automobile Receivables Trust, 144A, Series 2021-1, Class A-3	0.640%	07/15/25	750,000	751,490
Foursight Capital Automobile Receivables Trust, Series 2021-2, Class A-3	0.810%	05/15/26	700,000	701,305

RED CEDAR SHORT TERM BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

ASSET BACKED SECURITIES - 18.4% (Continued)	Coupon	Maturity	Par Value	Value
Honda Auto Receivables Trust, Series 2019-4, Class A-4	1.870%	01/20/26	$ 1,000,000	$ 1,025,445
John Deere Owner Trust, Series 2020-B, Class A-3 (a)	0.510%	11/15/24	1,000,000	1,003,028
JPMorgan Mortgage Acquisitions Trust, Series 2007-CH3, Class A-5 (1*1MO LIBOR + 26) (a)	0.349%	03/25/37	456,353	453,092
MetLife Securitization Trust, 144A, Series 2017-1, Class A (a)	3.000%	04/25/55	827,397	845,204
Mill City Mortgage Trust, 144A, Series 2017-1, Class A-1 (a)	2.750%	11/25/58	643,007	649,249
Mill City Mortgage Trust, 144A, Series 2018-1, Class A-1 (a)	3.250%	05/25/62	739,691	756,565
MMAF Equipment Finance, LLC, 144A, Series 2020-B, Class A-3	0.490%	08/14/25	1,000,000	1,001,263
Oasis Securitization Funding, LLC, 144A, Series 2020-2, Class NT (a)	4.262%	05/15/32	343,071	345,758
Oasis Securitization Funding, LLC, 144A, Series 2021-1A, Class A (a)	2.579%	02/15/33	438,340	442,101
PFS Financing Corporation, 144A, Series 2021-A, Class A	0.710%	04/15/26	1,130,000	1,131,038
SBA Tower Trust, 144A, Series 2020-1-2, Class 1C (a)	1.884%	07/15/50	881,000	898,060
Structured Asset Securities Corporation Mortgage Loan Trust, Series 2005-WF2, Class M1, (1*1MO LIBOR + 57) (a)	0.659%	05/25/35	319,090	318,462
Structured Asset Securities Corporation Mortgage Loan Trust, Series 2006-BC6, Class A-1, (1*1MO LIBOR + 16) (a)	0.251%	01/25/37	533,183	523,684
Towd Point Mortgage Trust, 144A, Series 2016-3, Class A-1 (a)	2.250%	04/25/56	248,258	249,072
Towd Point Mortgage Trust, 144A, Series 2017-2, Class A-1 (a)	2.750%	04/25/57	486,356	492,817
Towd Point Mortgage Trust, 144A, Series 2017-3, Class A-1 (a)	2.750%	07/01/57	1,050,353	1,070,003
Towd Point Mortgage Trust, 144A, Series 2018-3, Class A-1	3.750%	05/25/58	296,106	312,320

RED CEDAR SHORT TERM BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

ASSET BACKED SECURITIES - 18.4% (Continued)	Coupon	Maturity	Par Value	Value
Towd Point Mortgage Trust, 144A, Series 2015-6, Class A-1B (a)	2.750%	11/25/60	$ 238,466	$ 239,284
USAA Auto Owner Trust, Series 2019-1, Class A-4	2.140%	11/15/24	750,000	761,758
World Omni Select Auto Trust, Series 2020-A, Class A-3 (a)	0.550%	07/15/25	600,000	601,648
Total Asset Backed Securities (Cost $21,436,980)				$ 21,529,480

COLLATERALIZED MORTGAGE OBLIGATIONS - 34.4%	Coupon	Maturity	Par Value	Value
Cascade Funding Mortgage Trust, 144A, Series 2021-GRN1, Class A	1.100%	03/20/41	$ 398,705	$ 403,994
Citigroup Commercial Mortgage Trust, 144A, Series 2019-SMRT, Class A	4.149%	01/11/36	595,000	642,823
Citigroup Commercial Mortgage Trust, Series 2015-GC31, Class A-AB	3.431%	06/10/48	259,353	272,384
CityLine Commercial Mortgage Trust, 144A, Series 2016-CLNE, Class A (a)	2.871%	11/13/31	1,000,000	1,034,991
Commercial Mortgage Trust Pass-Through Certificates, Series 2012-CCRE4, Class A-3	2.853%	10/17/45	993,930	1,015,442
Commercial Mortgage Trust Pass-Through Certificates, Series 2013-CCRE7, Class A-4 (a)	3.213%	03/12/46	1,084,203	1,123,868
Commercial Mortgage Trust Pass-Through Certificates, Series 2014-UBS3, Class A-4	3.819%	06/12/47	1,000,000	1,081,279
FHLMC Multiclass Certificates, IO, Series 2020-RR02, Class A-X (a)	1.826%	10/27/28	4,665,000	511,816
FHLMC Multifamily Structured Pass-Through Certificates, IO, Series K-SMC, Class X-1 (a)	0.801%	01/25/23	23,027,022	227,221
FHLMC Multifamily Structured Pass-Through Certificates, IO, Series K-723, Class X-1 (a)	1.068%	08/25/23	15,966,464	243,768
FHLMC Multifamily Structured Pass-Through Certificates, IO, Series K-724, Class X-1 (a)	0.375%	11/25/23	38,777,157	200,075
FHLMC Multifamily Structured Pass-Through Certificates, Series K-J14, Class A-1	2.197%	11/25/23	755,772	778,356
FHLMC Multifamily Structured Pass-Through Certificates, IO, Series K-725, Class XAM (a)	0.712%	02/25/24	27,364,000	421,244

RED CEDAR SHORT TERM BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS - 34.4% (Continued)	Coupon	Maturity	Par Value	Value
FHLMC Multifamily Structured Pass-Through Certificates, Series K-J30, Class A-1	0.526%	01/25/25	$ 484,317	$ 483,907
FHLMC Multifamily Structured Pass-Through Certificates, Series K-J28, Class A-1	1.766%	02/25/25	1,311,966	1,348,168
FHLMC Multifamily Structured Pass-Through Certificates, Series K-J21, Class A-1	3.111%	06/25/25	436,193	455,701
FHLMC Multifamily Structured Pass-Through Certificates, Series K-J29, Class A-1 (a)	0.735%	01/25/26	613,037	615,081
FHLMC Multifamily Structured Pass-Through Certificates, IO, Series K-W01, Class X-1 (a)	1.109%	01/25/26	15,269,040	552,202
FHLMC Multifamily Structured Pass-Through Certificates, IO, Series K-734, Class X-1 (a)	0.786%	02/25/26	19,759,922	499,928
FHLMC Multifamily Structured Pass-Through Certificates, IO, Series K-056, Class XAM (a)	1.287%	05/25/26	11,100,000	591,432
FHLMC Multifamily Structured Pass-Through Certificates, IO, Series K-736, Class X-1 (a)	1.437%	07/25/26	8,592,595	467,372
FHLMC Multifamily Structured Pass-Through Certificates, IO, Series K-064, Class X-1 (a)	0.740%	03/25/27	18,871,899	587,188
FHLMC Multifamily Structured Pass-Through Certificates, IO, Series K-738, Class XAM (a)	1.481%	03/25/27	6,500,000	471,041
FHLMC Multifamily Structured Pass-Through Certificates, IO, Series K-740, Class XAM (a)	1.197%	10/25/27	7,811,000	510,611
FHLMC Multifamily Structured Pass-Through Certificates, IO, Series K-112, Class XAM (a)	1.766%	05/25/30	4,250,000	575,838
FNMA, Pool #470596	2.900%	04/01/22	982,403	988,645
FNMA, Pool #AM0615	2.465%	10/01/22	1,000,000	1,015,580
FNMA Multifamily REMIC Trust, Series 2017-M3, Class A-1 (a)	2.595%	12/25/26	74,716	75,214
FNMA Multifamily REMIC Trust, Series 2018-M7, Class A-1 (a)	3.150%	03/25/28	462,683	503,835
FNMA Multifamily REMIC Trust, Series 2018-M12, Class A-1	3.546%	08/25/30	202,370	227,308
FREMF Mortgage Trust, 144A, Series 2013-K35, Class C (a)	3.934%	08/25/23	1,005,000	1,062,777
FREMF Mortgage Trust, 144A, Series 2012-K18, Class B (a)	4.376%	01/25/45	890,000	903,541

RED CEDAR SHORT TERM BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS - 34.4% (Continued)	Coupon	Maturity	Par Value	Value
FREMF Mortgage Trust, 144A, Series 2012-K20, Class C (a)	4.003%	05/25/45	$ 590,000	$ 603,826
FREMF Mortgage Trust, 144A, Series 2013-K25, Class C (a)	3.797%	11/25/45	600,000	618,984
FREMF Mortgage Trust, 144A, Series 2013-K26, Class C (a)	3.720%	12/25/45	980,000	1,013,693
FREMF Mortgage Trust, 144A, Series 2013-K29, Class C (a)	3.646%	05/25/46	1,200,000	1,252,041
FREMF Mortgage Trust, 144A, Series 2013-K33, Class B (a)	3.662%	08/25/46	1,095,000	1,154,503
FREMF Mortgage Trust, 144A, Series 2013-K34, Class B (a)	3.856%	09/25/46	550,000	581,336
FREMF Mortgage Trust, 144A, Series 2014-K41, Class B (a)	3.964%	11/25/47	975,000	1,061,288
FREMF Mortgage Trust, 144A, Series 2016-K59, Class X2-A (a)	0.100%	11/25/49	97,852,125	406,996
Goldman Sachs Mortgage Securities Trust, Series 2014-GC26, Class A-AB	3.365%	11/10/47	713,020	743,307
HomeBanc Mortgage Corporation, Series 2005-4, Class A-1 (1*1MO LIBOR + 54) (a)	0.629%	10/25/35	311,571	311,659
Irvine Core Office Trust, 144A, Series 2013-IRV, Class A-2 (a)	3.279%	05/15/48	1,165,000	1,215,251
JPMBB Commercial Mortgage Trust, Series 2014-C22, Class A-SB	3.504%	09/15/47	181,626	190,214
JPMBB Commercial Mortgage Trust, Series 2014-C26, Class A-SB	3.288%	01/15/48	263,743	274,918
JPMorgan Chase Commercial Mortgage Securities Trust, 144A, Series 2010-C2, Class A-3 (a)	4.070%	11/18/43	389,945	390,943
KNDR Trust, Series 2021-KIND, Class A (a)	0.000%	08/15/26	865,000	864,949
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C5, Class A-4	3.176%	08/15/45	630,000	639,726
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A-4	3.787%	02/15/47	321,182	339,364

RED CEDAR SHORT TERM BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS - 34.4% (Continued)	Coupon	Maturity	Par Value	Value
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A-5	4.064%	02/15/47	$ 942,000	$ 1,012,077
Morgan Stanley Capital I Trust, 144A, Series 2015-420, Class A	3.727%	10/17/50	916,624	977,642
MRCD Mortgage Trust, 144A, Series 2019-PARK, Class A	2.718%	12/15/36	650,000	679,193
New Residential Mortgage Loan Trust, 144A, Series 2016-3, Class A-1B (a)	3.250%	09/25/56	782,447	827,043
New Residential Mortgage Loan Trust, 144A, Series 2017-3, Class A-1	4.000%	04/25/57	131,346	141,513
New Residential Mortgage Loan Trust, 144A, Series 2017-4, Class A-1	4.000%	05/25/57	395,324	423,533
Popular ABS Mortgage Pass-Through Trust, Series 2006-D, Class A-3, (1*1MO LIBOR + 26) (a)	0.349%	11/25/36	422,316	418,476
RAMP Series Trust, Series 2006-EFC2, Class A-4, (1*1MO LIBOR + 22) (a)	0.309%	12/25/36	446,164	443,907
SG Commercial Mortgage Securities Trust, 144A, Series 2020-COVE, Class A	2.632%	04/17/37	370,000	385,745
UBS Barclays Commercial Mortgage Trust, Series 2012-C3, Class A-4	3.091%	08/10/49	1,375,870	1,403,894
Wells Fargo Commercial Mortgage Trust, Series 2015-LC20, Class A-SB	2.978%	04/15/50	598,798	621,039
WFRBS Commercial Mortgage Trust, Series 2012-C9, Class A-3	2.870%	11/17/45	597,342	608,947
WFRBS Commercial Mortgage Trust, Series 2013-C12, Class A-4	3.198%	03/17/48	882,941	911,601
Total Collateralized Mortgage Obligations (Cost $40,312,602)				$ 40,410,238

CORPORATE BONDS - 38.2%	Coupon	Maturity	Par Value	Value
Communications - 1.3%
Verizon Communications, Inc.	0.750%	03/22/24	$ 1,500,000	$ 1,507,488

RED CEDAR SHORT TERM BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 38.2% (Continued)	Coupon	Maturity	Par Value	Value
Consumer Discretionary - 7.0%
American Honda Finance Corporation, Series A	0.875%	07/07/23	$ 1,000,000	$ 1,009,932
Daimler Finance North America, LLC, 144A	3.350%	02/22/23	1,500,000	1,566,661
General Motors Financial Company, Inc.	3.550%	07/08/22	1,500,000	1,543,125
Hyundai Capital America, 144A	2.375%	02/10/23	1,000,000	1,025,447
Marriott International, Inc., Series N	3.125%	10/15/21	1,500,000	1,500,749
Volkswagen Group of America Finance, LLC, 144A	3.125%	05/12/23	1,000,000	1,043,034
Volkswagen Group of America Finance, LLC, 144A	0.875%	11/22/23	500,000	502,687
				8,191,635
Consumer Staples - 2.0%
Bunge Ltd. Finance Corporation	4.350%	03/15/24	1,000,000	1,088,380
Keurig Dr Pepper, Inc.	0.750%	03/15/24	1,250,000	1,251,798
				2,340,178
Energy - 3.1%
Energy Transfer Operating, L.P.	4.500%	04/15/24	1,150,000	1,251,325
Spectra Energy Partners, L.P.	4.750%	03/15/24	1,000,000	1,095,817
TransCanada PipeLines Ltd.	3.750%	10/16/23	1,250,000	1,330,204
				3,677,346
Financials - 12.1%
AerCap Ireland Capital Ltd., Series 2015-2, Class 1A1E2	1.750%	01/30/26	500,000	496,883
Ally Financial, Inc.	1.450%	10/02/23	1,500,000	1,523,138
Credit Suisse Group AG	0.495%	02/02/24	1,000,000	997,500
Discover Bank	4.200%	08/08/23	1,500,000	1,612,000
Goldman Sachs Group, Inc.	0.627%	11/17/23	500,000	500,165
Goldman Sachs Group, Inc. (SOFR + 57.2) (a)	0.673%	03/08/24	500,000	501,035
International Exchange, Inc.	0.700%	06/15/23	500,000	502,647
JPMorgan Chase & Company	3.559%	04/23/24	1,500,000	1,577,394
Lloyds Banking Group plc	4.050%	08/16/23	1,000,000	1,069,655
Lloyds Banking Group plc	0.695%	05/11/24	500,000	501,934
Morgan Stanley, Series F	3.750%	02/25/23	1,000,000	1,052,185
NatWest Group plc	3.875%	09/12/23	1,250,000	1,333,156
Skandinaviska Enskilda Banken AB, 144A	0.550%	09/01/23	1,500,000	1,503,480
UBS AG, 144A	0.450%	02/09/24	1,000,000	996,156
				14,167,328

RED CEDAR SHORT TERM BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 38.2% (Continued)	Coupon	Maturity	Par Value	Value
Health Care - 2.2%
AbbVie, Inc.	2.800%	03/15/23	$ 1,000,000	$ 1,028,944
AbbVie, Inc.	3.850%	06/15/24	500,000	541,607
CVS Health Corporation	2.625%	08/15/24	1,000,000	1,055,041
				2,625,592
Industrials - 3.8%
PACCAR Financial Corporation	0.800%	06/08/23	1,000,000	1,008,490
Parker-Hannefin Corporation	2.700%	06/14/24	1,250,000	1,318,227
Roper Technologies, Inc.	3.650%	09/15/23	1,000,000	1,065,115
Siemens Financieringsmaatschappij N.V., 144A	0.650%	03/11/24	500,000	501,719
Skymiles IP Ltd. & Delta Air Lines, Inc., 144A	4.500%	10/20/25	500,000	537,500
				4,431,051
Materials - 0.4%
Nutrien Ltd.	1.900%	05/13/23	500,000	511,997

Real Estate - 0.7%
American Tower Corporation	2.250%	01/15/22	750,000	756,488

Technology - 0.9%
NXP Funding, LLC, 144A	4.625%	06/01/23	1,000,000	1,071,110

Utilities - 4.7%
Consolidated Edison Company, Series 2020-A	0.650%	12/01/23	500,000	500,322
National Rural Utilities Cooperative Finance Corporation, Series D	0.350%	02/08/24	500,000	497,289
NextEra Energy Capital Holdings, Inc.	0.650%	03/01/23	1,000,000	1,003,634
PPL Electric Utilities Corporation	2.500%	09/01/22	1,000,000	1,017,045
WEC Energy Group, Inc.	0.550%	09/15/23	1,000,000	1,001,520
Xcel Energy, Inc.	0.500%	10/15/23	1,500,000	1,501,847
				5,521,657

Total Corporate Bonds (Cost $44,602,086)				$ 44,801,870

RED CEDAR SHORT TERM BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 2.0%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (b) (Cost $2,348,938)	2,348,938	$ 2,348,938

Total Investments at Value - 101.3% (Cost $118,460,650)		$ 118,873,887

Liabilities in Excess of Other Assets - (1.3%)		(1,579,441)

Net Assets - 100.0%		$ 117,294,446

144A -	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $38,384,532 as of July 31, 2021, representing 33.0% of net assets.
IO -	Interest only strip. Par value shown is the notional value, not a true par value.
LIBOR -	London Interbank Offered Rate.
SOFR -	Secured Overnight Financing Rate.

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of July 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(b)	The rate shown is the 7-day effective yield as of July 31, 2021.

RED CEDAR SHORT TERM BOND FUND
SCHEDULE OF FUTURES CONTRACTS
July 31, 2021 (Unaudited)

FUTURES CONTRACTS	Contracts	Expiration Date	Notional Value	Value/ Unrealized Depreciation
TREASURY FUTURES
2-Year U.S. Treasury Note Future	20	09/30/2021	$ 4,413,125	$ (353)

The average monthly notional value of futures contracts during the nine months ended July 31, 2021 was $4,168,368.

RED CEDAR SHORT TERM BOND FUND
SCHEDULE OF FUTURES CONTRACTS SOLD SHORT
July 31, 2021 (Unaudited)

FUTURES CONTRACTS SOLD SHORT	Contracts	Expiration Date	Notional Value	Value/ Unrealized Depreciation
TREASURY FUTURES
10-Year U.S. Treasury Note Future	7	09/30/2021	$ 941,391	$ (17,245)
5-Year U.S. Treasury Note Future	61	09/30/2021	7,592,593	(36,904)
Ultra 10-Year U.S. Treasury Note Future	2	09/30/2021	300,719	(10,708)
Total Futures Contracts Sold Short			$ 8,834,703	$ (64,857)

The average monthly notional value of futures contracts sold short during the nine months ended July 31, 2021 was $6,479,300.